Average Annual Total Returns			12 Months Ended	54 Months Ended
		Jan. 28, 2026	Dec. 31, 2025	Dec. 31, 2025 [1]
Atlas U.S. Tactical Income Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			9.62%	0.45%
Performance Inception Date		Jun. 17, 2021
Atlas U.S. Tactical Income Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.47%	(1.49%)
Atlas U.S. Tactical Income Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.62%	(0.56%)
Atlas U.S. Tactical Income Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			12.64%	0.57%
Performance Inception Date		Jun. 17, 2021
Atlas U.S. Tactical Income Fund Class C | S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.88%	8.76%
Atlas U.S. Tactical Income Fund Class C | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		7.30%	(0.07%)

[1]	The Fund’s Class A Shares and Class C shares (the “Class C Shares”) commenced operations on June 17, 2021.
[2]	The S&P 500® Total Return Index is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark.
[3]	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities. Unlike the Fund’s returns, the index does not reflect any fees or expenses.